PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2022
PROPERTY, PLANT AND EQUIPMENT
Schedule of changes in the net carrying amount of property, plant and equipment

	Land,
	buildings and		Telecom-	Projects
	leasehold	Furniture and	munication	under
	improvements	equipment	networks	development	Total
Cost

Balance as of December 31, 2020	$242.0	$1,563.1	$6,518.4	$87.1	$8,410.6
Additions	5.9	49.0	178.6	173.7	407.2
Net change in additions financed with non-cash balances	–	(0.4)	(1.1)	(11.8)	(13.3)
Decommissioning obligation	–	–	37.1	–	37.1
Reclassification	(8.4)	8.0	153.6	(153.2)	–
Retirement, disposals and other	(5.7)	(236.7)	(45.4)	–	(287.8)
Balance as of December 31, 2021	233.8	1,383.0	6,841.2	95.8	8,553.8
Additions	3.1	66.8	257.1	42.7	369.7
Net change in additions financed with non-cash balances	–	(2.6)	(9.5)	14.7	2.6
Decommissioning obligation	–	–	(2.7)	–	(2.7)
Reclassification	(6.4)	6.8	82.0	(82.4)	–
Retirement, disposals and other	(2.0)	(137.4)	(57.6)	–	(197.0)
Balance as of December 31, 2022	$228.5	$1,316.6	$7,110.5	$70.8	$8,726.4

	Land,
	buildings and		Telecom-	Projects
	leasehold	Furniture and	munication	under
	improvements	equipment	networks	development	Total
Accumulated depreciation and impairment losses

Balance as of December 31, 2020	$94.0	$1,280.9	$4,156.2	$—	$5,531.1
Depreciation	6.9	99.4	436.1	—	542.4
Retirement, disposals and other	(5.9)	(230.1)	(45.3)	—	(281.3)
Balance as of December 31, 2021	95.0	1,150.2	4,547.0	—	5,792.2
Depreciation	6.2	78.6	431.2	—	516.0
Retirement, disposals and other	(2.0)	(132.7)	(57.5)	—	(192.2)
Balance as of December 31, 2022	$99.2	$1,096.1	$4,920.7	$—	$6,116.0

Net carrying amount
As of December 31, 2021	$138.8	$232.8	$2,294.2	$95.8	$2,761.6
As of December 31, 2022	$129.3	$220.5	$2,189.8	$70.8	$2,610.4